UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        M.A. Greenwood & Associates, Inc.
Address:     Post Office Box 4278
             Fayetteville, Arkansas  72702

13F File Number:    28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Mary Ann Greenwood
Title:            President
Phone:          501-521-5353
Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas  May 17, 1999

Report Type (check only one.):
[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]      13F COMBINATION REPORT

List of  Other Managers Reporting for this Manager:

None.

IAM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total:     68
Form 13F  Information Table Value Total:   $105,290

List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109     2422    31980 SH       SOLE                    23455              8525
Adaptec                        COM              00651F108      381    21690 SH       SOLE                    16940              4750
American Express               COM              025816109     2393    23345 SH       SOLE                    18390              4955
Ameritech Corp                 COM              030954101      516     8148 SH       SOLE                     6448              1700
Andrew Corp.                   COM              034425108      399    24200 SH       SOLE                    18750              5450
Associates First Capital       COM              046008108     1392    32840 SH       SOLE                    26802              6038
Baldor Electric                COM              057741100      778    38397 SH       SOLE                    29595              8802
Bell Atlantic                  COM              077853109      372     6888 SH       SOLE                     4088              2800
Black & Decker                 COM              091797100     1208    21550 SH       SOLE                    17050              4500
Boeing Company                 COM              097023105     1683    51586 SH       SOLE                    40147             11439
Bristol Myers Squibb           COM              110122108      440     3290 SH       SOLE                     2990               300
Caterpillar, Inc.              COM              149123101     1765    38365 SH       SOLE                    30165              8200
Chase Manhattan Bank           COM              16161A108     1765    24855 SH       SOLE                    20375              4480
Coca-Cola                      COM              191216100     1419    21178 SH       SOLE                    16928              4250
DaimlerChrysler AG             COM              D1668R123      244     2542 SH       SOLE                     2267               275
Diebold, Inc.                  COM              253651103     1567    43900 SH       SOLE                    35950              7950
Disney, (Walt) Co              COM              254687106     2028    67615 SH       SOLE                    53015             14600
DuPont deNemours               COM              263534109     1670    31465 SH       SOLE                    25465              6000
Eastman Kodak                  COM              277461109     1716    23840 SH       SOLE                    18030              5810
Equant ADR                     COM              294409107      224     3300 SH       SOLE                     2650               650
Exxon Corporation              COM              302290101     2524    34513 SH       SOLE                    27108              7405
FDX Corp                       COM              31304N107     2228    24985 SH       SOLE                    19950              5035
Ford Motor Co                  COM              345370100     1666    28380 SH       SOLE                    23230              5150
Fortune Brands                 COM              349631101     1116    35275 SH       SOLE                    28025              7250
General Electric               COM              369604103     4888    47919 SH       SOLE                    37356             10563
General Motors                 COM              370442105     1419    19830 SH       SOLE                    15205              4625
Goodyear Tire                  COM              382550101     1023    20280 SH       SOLE                    16330              3950
Hewlett-Packard                COM              428236103     1774    25970 SH       SOLE                    20395              5575
Hillenbrand Inds               COM              431573104      700    12300 SH       SOLE                     9100              3200
Int'l Business Mach            COM              459200101     4404    23886 SH       SOLE                    19846              4040
Intel Corp                     COM              458140100     4361    36786 SH       SOLE                    29556              7230
International Paper            COM              460146103      855    19090 SH       SOLE                    15290              3800
Intimate Brands                COM              461156101      816    27300 SH       SOLE                    21650              5650
Ionics, Inc.                   COM              462218108      764    25520 SH       SOLE                    20300              5220
Johnson & Johnson              COM              478160104     2047    24410 SH       SOLE                    19970              4440
Kroll-O'Gara                   COM              501050108     1006    25500 SH       SOLE                    20950              4550
Lucent Technologies            COM              549463107     4799    43651 SH       SOLE                    33542             10109
MCI WorldCom, Inc.             COM              55268B106      201     2800 SH       SOLE                     1200              1600
Marshall & Ilsley              COM              571834100      409     7000 SH       SOLE                     7000
Matsushita Elec ADR            COM              576879209     1310     7505 SH       SOLE                     5875              1630
McDonalds Corp                 COM              580135101     2412    31400 SH       SOLE                    26150              5250
Medtronic Inc.                 COM              585055106      475     6400 SH       SOLE                     6400
Merck                          COM              589331107     3538    23985 SH       SOLE                    19215              4770
Motorola, Inc.                 COM              620076109     1545    25310 SH       SOLE                    19385              5925
Nike Inc                       COM              654106103      779    19200 SH       SOLE                    16050              3150
Nokia ADS                      COM              654902204      433     3595 SH       SOLE                     3070               525
PharMerica                     COM              717135107       90    15000 SH       SOLE                    15000
Pittston Brink's               COM              725701106      637    19975 SH       SOLE                    14725              5250
Procter & Gamble               COM              742718109     3414    37390 SH       SOLE                    31030              6360
Regions Financial Corp         COM              758940100      225     5593 SH       SOLE                     5593
Rockwell Internat'l            COM              773903109      752    15490 SH       SOLE                    12065              3425
Royal Dutch Pet ADR            COM              780257804     1946    40655 SH       SOLE                    31570              9085
Royal Phil Elec ADR            COM              500472105     2099    31009 SH       SOLE                    25372              5637
SBC Communications             COM              78387G103     1373    25612 SH       SOLE                    20562              5050
Sony Corp ADR                  COM              835699307     1755    24375 SH       SOLE                    18645              5730
Texaco Inc                     COM              881694103      392     7400 SH       SOLE                     5750              1650
Titanium Metals                COM              888339108      386    45400 SH       SOLE                    37275              8125
Transmontaigne Oil             COM              893934109      197    13000 SH       SOLE                    10500              2500
Tyco                           COM              902124106     3202    42450 SH       SOLE                    33585              8865
Tyson Foods Cl A               COM              902494103     6097   286932 SH       SOLE                   137503            149429
USX-U. S. Steel                COM              90337T101      458    19895 SH       SOLE                    15495              4400
Unilever                       COM              904784501      318     3840 SH       SOLE                     3240               600
Union Carbide Corp             COM              905581104      660    15520 SH       SOLE                    12095              3425
United Technologies            COM              913017109     2496    22950 SH       SOLE                    17305              5645
Wal-Mart Stores                COM              931142103     6124    75196 SH       SOLE                    59986             15210
Watkins-Johnson                COM              942486101      281    13800 SH       SOLE                    10450              3350
West Point Stevens             COM              961238102      309     9800 SH       SOLE                     9400               400
Whirlpool Corp.                COM              963320106      205     3700 SH       SOLE                     2800               900